Expense Example - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Growth Opportunities Fund - Class A
Expense Example:
1 year	$ 661
3 years	843
5 years	1,040
10 years	1,608
Fidelity Advisor Growth Opportunities Fund - Class C
Expense Example:
1 year	268
3 years	520
5 years	897
10 years	1,752
Fidelity Advisor Growth Opportunities Fund - Class M
Expense Example:
1 year	461
3 years	697
5 years	950
10 years	1,677
Fidelity Advisor Growth Opportunities Fund - Class I
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	798
Fidelity Advisor Growth Opportunities Fund - Class Z
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	$ 653